Fair value measurements - Level 3 Reconciliation (Details) - Unrealized net gains (losses) on AFS investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Carrying amount at beginning of year	$ 12,945	$ 12,891	$ 12,626
Change in unrealized gains (losses) recognized in other comprehensive income	229	54	265
Carrying amount at end of year	13,174	12,945	12,891
Cumulative gain (loss) recognized in other comprehensive income	$ (116)	$ (345)	$ (399)